Share-Based Payment Plans	12 Months Ended
Dec. 31, 2016
Share-based payment arrangements [Abstract]
Share-Based Payment Plans
Share-Based Payment Plans
The Corporation has the following share-based payment plans:
A. Performance Share Unit (“PSU”) and Restricted Share Unit (“RSU”) Plan
Under the PSU and RSU Plan, grants may be made annually, but are measured and assessed over a three-year performance period. Grants are determined as a percentage of participants’ base pay and are converted to PSUs or RSUs on the basis of the Corporation’s common share price at the time of grant. Vesting of PSUs is subject to achievement over a three-year period of three performance measures: growth in funds from operation per share, growth in free cash flow per share, and growth in the Corporation’s total shareholder return relative to the S&P/TSX Composite Index. RSUs are subject to a three-year cliff-vesting requirement. RSUs and PSUs track the Corporation’s share price over the three-year period and accrue dividends as additional units at the same rate as dividends paid on the Corporation’s common shares. The Human Resources Committee of the Board has the discretion to determine whether payments on settlement are made through purchase of shares on the open market or in cash. The expense related to this plan is recognized during the period earned, with the corresponding payable recorded in liabilities. The liability is valued at the end of each reporting period using the closing price of the Corporation’s common shares on the Toronto Stock Exchange.
The pre-tax compensation expense related to PSUs and RSUs in 2017 was $15 million (2016 - $17 million , 2015 - $3 million reversal), which is included in operations, maintenance, and administration expense in the Consolidated Statements of Earnings (Loss).
B. Deferred Share Unit (“DSU”) Plan
Under the DSU Plan, members of the Board and executives may, at their option, purchase DSUs using certain components of their fees or pay. A DSU is a notional share that has the same value as one common share of the Corporation and fluctuates based on the changes in the value of the Corporation’s common shares in the marketplace. DSUs accrue dividends as additional DSUs at the same rate as dividends are paid on the Corporation’s common shares. DSUs are redeemable in cash and may not be redeemed until the termination or retirement of the director or executive from the Corporation.
The Corporation accrues a liability and expense for the appreciation in the common share value in excess of the DSU’s purchase price and for dividend equivalents earned. The pre-tax compensation expense related to the DSUs was $1 million in 2017 (2016 - $3 million, 2015 - $2 million reversal).
C. Stock Option Plans
The Corporation is authorized to grant options to purchase up to an aggregate of 13 million common shares at prices based on the market price of the shares on the TSX as determined on the grant date. The plan provides for grants of options to all full-time employees, including executives, designated by the Human Resources Committee from time to time.
In March 2017, the Corporation granted executive officers of the Corporation a total of 0.7 million stock options with an exercise price of $7.25 that vest after a three-year period and expire seven years after issuance. In February 2016, the Corporation granted executive officers of the Corporation a total of 1.1 million stock options with an exercise price of $5.93 that vest after a three-year period and expire seven years after issuance. The expense recognized relating to these grants during 2017 was approximately $1 million (2016 - less than $1 million).
The total options outstanding and exercisable under these stock option plans at Dec. 31, 2017, are outlined below:

	Options outstanding
Range of exercise prices ($ per share)	Number of options at Dec. 31, 2017	Weighted average remaining contractual life (years)	Weighted average exercise price ($ per share)
5.00 - 8.00	1.9	5.6	6.46
22.00 - 30.00(1)	0.5	2.1	23.60
31.00 - 48.00(1)	0.5	0.1	34.35
5.00 - 48.00	2.9	4.0	14.26
 (1) Options currently exercisable.

D. Employee Share Purchase Plan
Under the terms of the employee share purchase plan, the Corporation extended interest-free loans (up to 30 per cent of an employee’s base salary) to employees below executive level and allowed for payroll deductions over a three-year period to repay the loan. Executives were not eligible for this program in accordance with the Sarbanes-Oxley legislation. An agent purchased these common shares on the open market on behalf of employees at prices based on the market price of the shares as determined on the date of purchase. Employee sales of these shares were handled in the same manner. At Dec. 31, 2017, amounts receivable from employees under the plan totalled less than $1 million (2016 - $1 million).
On Jan. 14, 2016, the Corporation suspended its employee share purchase plan.